Aug. 12, 2024
WCM Focused International Opportunities Fund

WCM Focused International Opportunities Fund

Investor Class Shares – WCFOX
Institutional Class Shares – WCMOX

A series of Investment Managers Series Trust

Supplement dated August 12, 2024, to the

Prospectus and Summary Prospectus, each

dated April 30, 2024.

Effective immediately, the second paragraph under the “Principal Investment Strategies” section beginning on pages 72 and 108 of the Prospectus and page 2 of the Summary Prospectus is deleted in its entirety and replaced with the following:

The Fund’s investments in equity securities may include common stock, common stock that is offered in initial public offerings (“IPOs”), depositary receipts and China A-shares (“China A-Shares” or “A-Shares”). The Fund’s investments in depositary receipts may include American, European, Canadian and Global Depositary Receipts (“ADRs”, “EDRs”, “CDRs” and “GDRs”, respectively). ADRs and CDRs are receipts that represent interests in foreign securities held on deposit by U.S. and Canadian banks or trust companies, respectively. EDRs and GDRs have the same qualities as ADRs, although they may be traded in several international trading markets. China A-Shares are equity securities issued by companies located in the People’s Republic of China (“China” or the “PRC”) that are denominated and traded in Renminbi (“RMB”) on the Shanghai Stock Exchange or the Shenzhen Stock Exchange. The Fund may invest in China A-Shares through the Shanghai-Hong Kong Stock Connect and the Shenzhen-Hong Kong Stock Connect programs (collectively, “Stock Connect”), or through the Qualified Foreign Institutional Investor and Renminbi Qualified Foreign Institutional Investor systems (collectively, the “QFII Programs”). The Fund may also invest in real estate investment trusts (“REITs”). The Fund may also use participation certificates issued by foreign banks or brokers evidencing ownership of underlying stock issued by a foreign company. Participation certificates are used by foreign investors to access local markets and to gain exposure to, primarily, equity securities of issuers listed on a local exchange.

Please file this Supplement with your records.